Organization - Narrative (Details)				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		24 Months Ended	67 Months Ended	72 Months Ended
	May 02, 2018	Sep. 20, 2017 USD ($) stock_class shares	Apr. 06, 2017 shares	Jun. 30, 2015 shares	Sep. 30, 2018 USD ($) property shares	Sep. 30, 2018 USD ($) property shares	Sep. 30, 2017 shares	Sep. 30, 2018 USD ($) property shares	Sep. 30, 2017 shares	Dec. 31, 2017 USD ($) property $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) property $ / shares shares	Sep. 30, 2018 USD ($) property shares	Dec. 31, 2014 USD ($) offering shares	Jul. 05, 2018	Jun. 09, 2017 USD ($)	Sep. 22, 2015 USD ($)	Jul. 31, 2014 USD ($)	May 07, 2014 USD ($)	Feb. 11, 2014 USD ($)	Aug. 29, 2008 USD ($)
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $																		$ 2,200,000,000.0
Number of shares outstanding (in shares)					77,660,266	77,660,266		77,660,266		77,175,283	70,939,647	77,175,283	77,660,266
Value of shares redeemed | $								$ 5,292,000
Stock redeemed during period (in shares)								2,791,262		790,941
Limited liability partnership percentage of interest held (percent)																				99.00%
Limited partnership, purchase price | $																				$ 200,000.0
Initial capital contribution | $																				$ 1,000
General partner percentage interest obtained (percent)																				1.00%
Shares Authorized, Common and Preferred Stock										1,000,000,000		1,000,000,000
Common Stock, Shares Authorized										800,000,000	700,000,000	800,000,000
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized										200,000,000		200,000,000
Affiliated Entity
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares to be purchased under transaction agreement (shares)		263,992
Related Party Transaction, Other Revenues from Transactions with Related Party | $		$ 2,500,000
New Share Redemption Program [Member]
Subsidiary, Sale of Stock [Line Items]
Value of shares redeemed | $													$ 6,700,000
Stock redeemed during period (in shares)					693,487	693,487	0	693,487	0
Minimum holding period for stock to be redeemed from stockholder by the Company								1 year		1 year
Percentage of Net Asset Value of shares (percent)					100.00%	100.00%		100.00%					100.00%		100.00%
IPO Share Redemption Program [Member]
Subsidiary, Sale of Stock [Line Items]
Minimum holding period for stock to be redeemed from stockholder by the Company	1 year
Percentage of Net Asset Value of shares (percent)	100.00%
Share Redemption Program
Subsidiary, Sale of Stock [Line Items]
Value of shares redeemed | $								$ 12,200,000		$ 5,700,000	$ 1,600,000	$ 7,400,000
Stock redeemed during period (in shares)					585,525		146,083	1,306,834	413,842	623,499	167,442	790,941
Minimum holding period for stock to be redeemed from stockholder by the Company										1 year
Percentage of Net Asset Value of shares (percent)										100.00%		100.00%
Common Class T [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					226,297	226,297		226,297		4,148	0	4,148	226,297
Stock redeemed during period (in shares)								0		0
Common Stock, Shares Authorized										150,000,000		150,000,000
Common Class S [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					277	277		277		268	0	268	277
Stock redeemed during period (in shares)								0		0
Common Stock, Shares Authorized										150,000,000		150,000,000
Common Class D [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					19,157	19,157		19,157		268	0	268	19,157
Stock redeemed during period (in shares)								0		0
Common Stock, Shares Authorized										150,000,000		150,000,000
Common Class I [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					803,069	803,069		803,069		267,476	0	267,476	803,069
Stock redeemed during period (in shares)								0		0
Common Stock, Shares Authorized										150,000,000		150,000,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					25,781,325	25,781,325		25,781,325		25,995,943	25,562,982	25,995,943	25,781,325
Stock redeemed during period (in shares)								1,351,178		557,206
Common Stock, Shares Authorized										70,000,000		70,000,000
Common Class AA [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					49,840,818	49,840,818		49,840,818		49,942,471	44,595,631	49,942,471	49,840,818
Stock redeemed during period (in shares)								1,434,491		233,735
Common Stock, Shares Authorized										120,000,000		120,000,000
Common Class AAA [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares outstanding (in shares)					989,323	989,323		989,323		964,709	781,034	964,709	989,323
Stock redeemed during period (in shares)								5,593		0
Common Stock, Shares Authorized										10,000,000		10,000,000
Sale to Public
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $																		2,000,000,000
Common stock issued (shares)					73,694,264	73,694,264		73,694,264		72,931,727		72,931,727	73,694,264
Sale to Public | New Share Redemption Program [Member]
Subsidiary, Sale of Stock [Line Items]
Minimum holding period for stock to be redeemed from stockholder by the Company								4 years		4 years
Sale to Public | Share Redemption Program
Subsidiary, Sale of Stock [Line Items]
Minimum holding period for stock to be redeemed from stockholder by the Company								4 years		4 years
Sale to Public | Common Class T [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					224,647	224,647		224,647		4,144		4,144	224,647
Sale to Public | Common Class S [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					264	264		264		264		264	264
Sale to Public | Common Class D [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					18,921	18,921		18,921		264		264	18,921
Sale to Public | Common Class I [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					786,573	786,573		786,573		263,200		263,200	786,573
Sale to Public | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					24,199,764	24,199,764		24,199,764		24,199,760		24,199,760	24,199,764
Sale to Public | Common Class AA [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					47,562,870	47,562,870		47,562,870		47,562,870		47,562,870	47,562,870
Sale to Public | Common Class AAA [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					901,225	901,225		901,225		901,225		901,225	901,225
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $		200,000,000.0
Equity offering, termination notice period			10 days
Common stock issued (shares)					6,152,779	6,152,779		6,152,779		4,440,514		4,440,514	6,152,779
Common Stock Approved under Common Stock Distribution Reinvestment Plan | $		200,000,000.0																$ 200,000,000
Common Stock Offering, Registration Statement, Shares			3,000,000.0
Distribution Reinvestment Plan | Common Class T [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					1,650	1,650		1,650		4		4	1,650
Distribution Reinvestment Plan | Common Class S [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					13	13		13		4		4	13
Distribution Reinvestment Plan | Common Class D [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					236	236		236		4		4	236
Distribution Reinvestment Plan | Common Class I [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					16,496	16,496		16,496		4,276		4,276	16,496
Distribution Reinvestment Plan | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					2,669,097	2,669,097		2,669,097		2,089,748		2,089,748	2,669,097
Distribution Reinvestment Plan | Common Class AA [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					3,412,273	3,412,273		3,412,273		2,313,170		2,313,170	3,412,273
Distribution Reinvestment Plan | Common Class AAA [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued (shares)					53,014	53,014		53,014		33,308		33,308	53,014
Follow-on Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $		$ 2,200,000,000.0
Number of New Classes of Common Stock | stock_class		4
Primary Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $		$ 2,000,000,000.0
Griffin Capital Essential Asset REIT, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Agreement term								1 year		1 year
Renewal period term								1 year		1 year
Number of public offerings | offering														2
Number of shares outstanding (in shares)					166,253,534	166,253,534		166,253,534		170,906,111	176,032,871	170,906,111	166,253,534
Redemptions payable | $					$ 6,653,000	$ 6,653,000		$ 6,653,000		$ 20,382,000	$ 11,565,000	$ 20,382,000	$ 6,653,000
Limited partnership, purchase price | $																					$ 200,000
Initial capital contribution | $																					$ 1,000
General partner percentage interest obtained (percent)																					1.00%
Limited partnership, Company's ownership interest (percent)								96.00%		96.00%
Number of properties contributed | property					5	5		5		5		5	5
Limited Partnership number of units redeemed (shares)								0		0	0
Common Stock, Shares Authorized										700,000,000	700,000,000	700,000,000
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.001	$ 0.001	$ 0.001
Griffin Capital Essential Asset REIT, Inc. [Member] | Advisor
Subsidiary, Sale of Stock [Line Items]
Limited liability partnership percentage of interest held (percent)																					99.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Sponsor and Affiliates
Subsidiary, Sale of Stock [Line Items]
Limited liability partnership percentage of interest held (percent)					2.00%	2.00%		2.00%		2.00%		2.00%	2.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Third parties
Subsidiary, Sale of Stock [Line Items]
Limited liability partnership percentage of interest held (percent)					2.00%	2.00%		2.00%		2.00%		2.00%	2.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Chief Executive Officer
Subsidiary, Sale of Stock [Line Items]
Partnership units owned (shares)					2,100,000	2,100,000		2,100,000		2,100,000		2,100,000	2,100,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Share Redemption Program
Subsidiary, Sale of Stock [Line Items]
Value of shares redeemed | $								$ 76,900,000		$ 98,900,000	$ 41,400,000
Redemptions payable | $					$ 6,700,000	$ 6,700,000		$ 6,700,000		$ 20,400,000		$ 20,400,000	$ 6,700,000
Stock redeemed during period (in shares)					1,311,582		2,936,150	8,013,521	6,155,290	9,931,245	4,164,955
Percentage of Net Asset Value of shares (percent)					95.00%	95.00%		95.00%		95.00%		95.00%	95.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Sale to Public
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				41,800,000										126,592,885
Griffin Capital Essential Asset REIT, Inc. [Member] | Private Offering
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $								$ 1,500,000,000		$ 1,500,000,000				$ 1,300,000,000
Common stock issued (shares)					190,116,953	190,116,953		190,116,953		186,756,009		186,756,009	190,116,953
Griffin Capital Essential Asset REIT, Inc. [Member] | 2014 Distribution Reinvestment Plan Offering
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $																			$ 75,000,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Value of shares to be registered | $																$ 10,000,000	$ 100,000,000
Equity offering, termination notice period								10 days		10 days
Common stock issued | $					$ 245,600,000	$ 245,600,000		$ 245,600,000		$ 211,900,000	$ 162,400,000	$ 211,900,000	$ 245,600,000